Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ (16,607)	$ (5,739)	$ 5,310
Foreign currency translation gain / (loss)	32	(86)	10
Total comprehensive income / (loss)	(16,575)	(5,825)	5,320
Stockholders of Navigator Holdings Ltd:	(16,674)	(5,825)	5,320
Non-controlling interests:	99
Total comprehensive income / (loss)	$ (16,575)	$ (5,825)	$ 5,320